LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of amounts arising from insurance contracts [Abstract]
Schedule of Insurance Contracts
Insurance contract and participating investment contract liabilities are comprised as follows:

	2022			2021
	Gross £m	Reinsurance[1] £m	Net £m	Gross £m	Reinsurance[1] £m	Net £m
Life insurance (see (1) below):
Insurance contracts	95,745	(595)	95,150	109,200	(740)	108,460
Participating investment contracts	10,541	–	10,541	13,623	–	13,623
	106,286	(595)	105,691	122,823	(740)	122,083
Non-life insurance contracts (see (2) below):
Unearned premiums	246	(17)	229	312	(16)	296
Claims outstanding	361	(2)	359	288	–	288
	607	(19)	588	600	(16)	584
Total	106,893	(614)	106,279	123,423	(756)	122,667
1    Reinsurance balances are reported within assets.

Schedule of Life Insurance and Participating Contract Liabilities
The movement in life insurance contract and participating investment contract liabilities over the year can be analysed as follows:

	Insurance contracts £m	Participating investment contracts £m	Gross £m	Reinsurance £m	Net £m
At 1 January 2021	102,424	13,041	115,465	(820)	114,645
New business	3,427	40	3,467	(110)	3,357
Changes in existing business	3,437	570	4,007	190	4,197
Change in liabilities charged to the income statement (note 10)	6,864	610	7,474	80	7,554
Exchange and other adjustments	(88)	(28)	(116)	–	(116)
At 31 December 2021	109,200	13,623	122,823	(740)	122,083
New business	4,151	18	4,169	(98)	4,071
Changes in existing business	(17,693)	(3,100)	(20,793)	243	(20,550)
Change in liabilities charged to the income statement (note 10)	(13,542)	(3,082)	(16,624)	145	(16,479)
Exchange and other adjustments	87	–	87	–	87
At 31 December 2022	95,745	10,541	106,286	(595)	105,691

Schedule of Liabilities for Insurance Contracts and Participating Investment Contracts
Liabilities for insurance contracts and participating investment contracts can be split into with-profit fund liabilities, accounted for using the PRA’s realistic capital regime (realistic liabilities), and non-profit fund liabilities, accounted for using a prospective actuarial discounted cash flow methodology, as follows:

	2022			2021
	With-profit fund £m	Non-profit fund £m	Total £m	With-profit fund £m	Non-profit fund £m	Total £m
Insurance contracts	5,778	89,967	95,745	7,232	101,968	109,200
Participating investment contracts	5,435	5,106	10,541	6,641	6,982	13,623
Total	11,213	95,073	106,286	13,873	108,950	122,823

Schedule of Mortality Assumptions
The mortality assumptions for the main classes of business are as follows:

	2022	2021
Annuities	94% Bespoke tables CMI2021_{M/F}_(7.25)_ {3.0/2.8}%_{0.0/0.2}A_2013	94% Bespoke tables CMI2020_{M/F}_(7.25)_ {3.0/2.8}%_{0.3/0.4}A_2013
Whole of life assurance	Bespoke tables	Bespoke tables
Term assurance	88%–111% of TxxL08 tables	88%–111% of TxxL08 tables
Pensions	64%–77% of TxxL08 tables	64%–77% of TxxL08 tables
Savings	62%–74% of AxC00 tables	55%–80% of AxC00 tables

Schedule of Provisions for Unearned Premiums
The movements in non-life insurance contract liabilities and reinsurance assets over the year have been as follows:

	2022 £m	2021 £m
Provisions for unearned premiums
Gross provision at 1 January	312	330
Increase in the year	494	624
Release in the year	(560)	(642)
Change in provision for unearned premiums charged (credited) to income statement	(66)	(18)
Gross provision at 31 December	246	312
Reinsurers’ share	(17)	(16)
Net provision at 31 December	229	296

Schedule of Insurance Claims Outstanding

	2022 £m	2021 £m
Claims outstanding
Gross claims outstanding at 1 January	288	265
Cash paid for claims settled in the year	(342)	(305)
Increase in liabilities charged to the income statement[1]	415	328
	73	23
Gross claims outstanding at 31 December	361	288
Reinsurers’ share	(2)	–
Net claims outstanding at 31 December	359	288
Notified claims	208	177
Incurred but not reported	151	111
Net claims outstanding at 31 December	359	288
1    Of which an increase of £402 million (2021: increase of £367 million) was in respect of current year claims and an increase of £13 million (2021: decrease of £39 million) was in respect of prior year claims.